TCW FUNDS, INC.

TCW White Oak Emerging Markets Equity Fund

(Class I: TWOEX; Class N: TWEMX)

Supplement dated April 17, 2025 to the

Prospectus and Summary Prospectus,

each dated February 18, 2025, as supplemented

Effective May 16, 2025, all references to the addresses for U.S. Bank Global Fund Services in the Prospectus and Summary Prospectus are amended as follows:

OLD ADDRESS	NEW ADDRESS
U.S. Bank Global Fund Services, P.O. Box 701 Milwaukee, WI 53201-0701	U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252

OLD ADDRESS	NEW ADDRESS
U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202	U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW White Oak Emerging Markets Equity Fund

(Class I: TWOEX; Class N: TWEMX)

Supplement dated April 17, 2025 to the

Statement of Additional Information,

dated February 18, 2025, as supplemented

Effective May 16, 2025, the disclosure under the heading “OTHER SERVICE PROVIDERS – Transfer Agent” on page 43 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Transfer Agent

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as transfer agent for the Corporation.

Please retain this Supplement for future reference.